Financial Instruments Risk - Summary of Financial Instruments Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial assets at amortised cost	$ 156	$ 157
Financial liabilities at amortised cost	155,847	70,765
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial assets at amortised cost	135	130
Financial liabilities at amortised cost	158,055	62,758
Notes Debt [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	61,456	62,784
Notes Debt [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	61,856	55,280
Promissory Notes [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	38,095
Promissory Notes [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	40,925
Series X Preferred Stock Classified as Liability [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	21,183
Series X Preferred Stock Classified as Liability [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	20,465
Cantor Loan [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	7,066
Cantor Loan [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	6,943
Trade Accruals And Other Payables [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	28,047	7,981
Trade Accruals And Other Payables [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial liabilities at amortised cost	27,866	7,478
Other Receivables [Member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial assets at amortised cost	156	157
Other Receivables [Member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure In Tabular Form Of Financial Assets And Financial Liabilities At Amortised Cost Carrying Value And Fair Value Disclosure For The Financial Instruments Not Measured At Fair Value [Line Items]
Financial assets at amortised cost	$ 135	$ 130